INCOME TAX - Deferred Tax Assets And Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Components of Deferred Tax Assets
Deductible advertising expenses	¥ 225,344		¥ 272,810
Net operating loss carry-forwards	99,606		94,704
Others	77		58
Total deferred tax assets	325,027		367,572
Less: valuation allowance	(325,027)		(354,306)	¥ (334,848)	¥ (250,032)
Total deferred tax assets, net of valuation allowance			13,266
Components of Deferred Tax Liabilities
Accelerated tax depreciation	(19,122)		(22,693)
Unrealized gains from investments	(7,740)
Identifiable intangible assets arising from business acquisition	(1,563)		(1,977)
Total deferred tax liabilities	(28,425)		(24,670)
Deferred tax liabilities, net of deferred tax assets	¥ (28,425)	$ (4,004)	¥ (11,404)